Total
T. Rowe Price QM U.S. Bond ETF
QM U.S. Bond ETF
Investment Objective(s)
The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price QM U.S. Bond ETF QM U.S. Bond ETF
Management fees	0.08%
Other expenses	none
Total annual fund operating expenses	0.08%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	T. Rowe Price QM U.S. Bond ETF QM U.S. Bond ETF USD ($)
1 Year	$ 8
3 Years	26
5 Years	45
10 Years	$ 103

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 403.7% of the average value of its portfolio.
Principal Investment Strategies

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in U.S. bonds. The fund’s overall investment strategy is to provide total returns (after all of the fund’s expenses have been deducted) that exceed the total returns of its benchmark index, the Bloomberg U.S. Aggregate Bond Index (Index). The Index is a broadly diversified index that typically consists of investment-grade, fixed income instruments with intermediate- to long-term maturities. Consistent with the Index, the fund’s holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, municipal securities, and U.S. dollar-denominated securities of foreign issuers.

As a means of adjusting the fund’s duration and gaining exposure to investment-grade bonds, the fund buys and sells U.S Treasury futures, as well as mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. U.S. Treasury futures are futures contracts collateralized by U.S. Treasury bonds or notes. With TBA transactions, the particular mortgage-backed securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. In an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date.

The adviser generally invests in a wide range of bonds represented in the Index. While the fund’s portfolio is structured to have a similar overall risk profile and other characteristics to the Index, the adviser does not attempt to fully replicate the Index. The portfolio manager may adjust certain holdings in relation to their weighting in the Index and rely on quantitative models (as indicated by the “QM” in the fund’s name) and fundamental research in an attempt to exceed the return on the Index net of fees. These quantitative models are designed to help replicate the overall risk factors and other characteristics of the Index in a more efficient manner and inform portfolio construction. In conjunction with the quantitative models, the portfolio manager uses fundamental research to evaluate and select specific bonds for the portfolio. This could result in the fund being underweight or overweight in certain sectors versus the Index or having a duration that differs from that of the Index.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Index-related investing Although the fund seeks to exceed the performance of its benchmark index, holdings are not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector in the same manner as other actively managed funds, under normal circumstances. The fund may concentrate in a particular industry to the extent that the benchmark index concentrates in that industry. As a result, the fund’s performance may lag the performance of other actively managed funds. Additionally, because the fund is designed to have similar characteristics to the Index, there is expected to be a relatively close correlation between the fund’s performance and the performance of the Index in both rising and falling markets. However, when compared to a fund that follows a strict indexing strategy, there is a much greater chance that the fund’s performance will deviate from the Index (referred to as “tracking error”) and the potential for higher portfolio turnover, which increases the possibility of taxable distributions to shareholders and results in higher transaction costs to the fund.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments, such as the discontinuation and replacement of benchmark rates, are likely to affect the interest rates or yields of the securities in which the fund invests.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

TBAs and dollar rolls Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions are collateralized but they still involve the risk that a counterparty will fail to deliver the security, exposing the fund to potential losses. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Forward settling securities, such as TBAs, involve leverage which may magnify investment risks and can cause losses to be realized more quickly. In addition, the fund’s portfolio turnover rate and transaction costs are increased when the fund enters into dollar roll transactions.

Portfolio turnover High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Derivatives To the extent the fund uses derivatives, including, without limitation, futures, forwards, options, structured securities, or swaps, it is exposed to additional volatility and potential losses. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the fund. Derivatives may involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Authorized Participant Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of intermediaries that act as Authorized Participants, and none of these Authorized Participants are or will be obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, (i) the market price of the fund’s shares may trade at a premium or discount to its net asset value (NAV), (ii) an active trading market for the fund may not develop or be maintained, and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the fund will continue to be met or remain unchanged.

New fund Because the fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio manager may experience difficulties in fully implementing the fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio manager and the fund’s investment strategies. In addition, there can be no assurance that the fund will ultimately grow to an economically viable size, which could lead to the fund eventually ceasing its operations.

Active management The investment adviser’s judgments about the attractiveness, value, liquidity, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform compared with the benchmark or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/22	1.56%	Worst Quarter	3/31/22	-5.87%

Average Annual Total Returns Periods ended December 31, 2022

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Average Annual Total Returns - T. Rowe Price QM U.S. Bond ETF	Label	1 Year	Since Inception
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index		(13.01%)	(10.42%)	[1]
Lipper Core Bond Funds Average	Lipper Core Bond Funds Average
Lipper Core Bond Funds Average		(13.51%)	(11.11%)	[2]
[1]	Return since 9/28/21.
[2]	Return since 9/30/21.

Updated performance information is available through troweprice.com.